BLACKROCK ETF TRUST II

iShares Large Cap Moderate Quarterly Laddered ETF

iShares Large Cap Deep Quarterly Laddered ETF

(the “Funds”)

Supplement dated January 12, 2026

to the Statement of Additional Information of the Funds (the “SAI”), dated October 1, 2025, as amended or supplemented to date

Effective immediately, the following change is made to the Funds’ SAI:

The chart listing investments and investment strategies in the section of the Funds’ SAI entitled “Part I: Information About iShares Large Cap Moderate Quarterly Laddered ETF and iShares Large Cap Deep Quarterly Laddered ETF – Investment Objective and Policies” as it relates to the Funds is deleted in its entirety and replaced with the following:

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF

Asset-Backed Securities	X	X

Asset-Based Securities	X	X

Precious Metal-Related Securities	X	X

Borrowing and Leverage	X	X

Cash Management	X	X

Collateralized Debt Obligations

Collateralized Bond Obligations

Collateralized Loan Obligations

Commercial Paper	X	X

Commodity-Linked Derivative Instruments and Hybrid Instruments

Qualifying Hybrid Instruments

Hybrid Instruments Without Principal Protection

Limitations on Leverage

Counterparty Risk

Convertible Securities

Corporate Loans

Direct Lending

Credit Linked Securities

Cyber Security Issues	X	X

Debt Securities	X	X

Floating Rate and Variable Rate Securities

Inflation-Indexed Bonds

Investment Grade Debt Obligations

High Yield Investments (“Junk Bonds”)

Mezzanine Investments

Pay-in-kind Bonds

Supranational Entities

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF

Depositary Receipts (ADRs, EDRs and GDRs)

Derivatives	X	X

Hedging	X	X

Speculation	X	X

Risk Factors in Derivatives	X	X

Correlation Risk	X	X

Counterparty Risk	X	X

Credit Risk	X	X

Currency Risk	X	X

Illiquidity Risk	X	X

Leverage Risk	X	X

Market Risk	X	X

Valuation Risk	X	X

Volatility Risk	X	X

Futures	X	X

Swap Agreements	X	X

Credit Default Swaps and Similar Instruments

Interest Rate Swaps, Floors and Caps

Total Return Swaps	X	X

Options	X	X

Options on Securities and Securities Indices	X	X

Call Options	X	X

Put Options	X	X

Options on Government National Mortgage Association (“GNMA”) Certificates

Options on Swaps (“Swaptions”)	X	X

FLEX Options	X	X

Foreign Exchange Transactions	X	X

Spot Transactions and FX Forwards	X	X

Currency Futures	X	X

Currency Options	X	X

Currency Swaps	X	X

Distressed Securities

Environmental, Social and Governance (“ESG”) Integration

Equity Securities	X	X

Real Estate-Related Securities	X	X

Securities of Smaller or Emerging Growth Companies	X	X

Tracking Stocks	X	X

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF

Exchange-Traded Notes (“ETNs”)

Foreign Investments	X	X

Foreign Investment Risks	X	X

Foreign Market Risk	X	X

Foreign Economy Risk	X	X

Currency Risk and Exchange Risk	X	X

Governmental Supervision and Regulation/Accounting Standards	X	X

Certain Risks of Holding Fund Assets Outside the United States	X	X

Publicly Available Information	X	X

Settlement Risk	X	X

Sovereign Debt	X	X

Withholding Tax Reclaims Risk	X	X

U.S. Economic Trading Partners Risk	X	X

Funding Agreements

Guarantees

Illiquid Investments	X	X

Index Funds	X	X

Cash Flows; Expenses	X	X

Tracking Error Risk	X	X

S&P 500 Index	X	X

Russell Indexes

MSCI Indexes

FTSE Indexes

Bloomberg Indexes

ICE BofA Indexes

Indexed and Inverse Securities	X	X

Inflation Risk	X	X

Initial Public Offering (“IPO”) Risk	X	X

Investment in Emerging Markets	X	X

Brady Bonds

China Investments Risk	X	X

Investment in Other Investment Companies	X	X

Exchange-Traded Funds	X	X

Issuer Insolvency Risk	X	X

Lease Obligations

Life Settlement Investments

Liquidity Risk Management	X	X

Master Limited Partnerships

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF

Merger Transaction Risk	X	X

Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X

Money Market Securities	X	X

Mortgage-Related Securities

Mortgage-Backed Securities

Collateralized Mortgage Obligations (“CMOs”)

Adjustable Rate Mortgage Securities

CMO Residuals

Stripped Mortgage-Backed Securities

Tiered Index Bonds

TBA Commitments

Mortgage Dollar Rolls

Net Interest Margin (NIM) Securities

Municipal Investments

Risk Factors and Special Considerations Relating to Municipal Bonds

Description of Municipal Bonds

General Obligation Bonds

Revenue Bonds

Private Activity Bonds (“PABs”)

Moral Obligation Bonds

Municipal Notes

Municipal Commercial Paper

Municipal Lease Obligations

Tender Option Bonds

Yields

Variable Rate Demand Obligations (“VRDOs”)

Transactions in Financial Futures Contracts on Municipal Indexes

Call Rights

Municipal Interest Rate Swap Transactions

Insured Municipal Bonds

Build America Bonds

Tax-Exempt Municipal Investments

Participation Notes

Portfolio Turnover Rates	X	X

Preferred Stock

Tax-Exempt Preferred Shares

Trust Preferred Securities

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF

Proxy Voting Policies

Open-End Active and Fixed Income Index Fund Proxy Voting Policy	X	X

BlackRock Active Investment Stewardship Climate and Decarbonization Stewardship Guidelines

Index Equity Fund Proxy Voting Policy

BlackRock Investment Stewardship Climate and Decarbonization Stewardship Guidelines

Real Estate Investment Trusts (“REITs”)	X	X

Recent Market Events	X	X

Reference Rate Replacement Risk	X	X

Repurchase Agreements and Purchase and Sale Contracts	X	X

Restricted Securities	X	X

Reverse Repurchase Agreements	X	X

Rights Offerings and Warrants to Purchase

Rule 144A Securities	X	X

Securities Lending	X	X

Short Sales	X	X

Special Purpose Acquisition Companies

Standby Commitment Agreements

Stripped Securities

Structured Notes

Taxability Risk	X	X

Temporary Defensive Measures	X	X

U.S. Government Obligations	X	X

U.S. Treasury Obligations	X	X

U.S. Treasury Rolls

Utility Industries	X	X

When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X

Yields and Ratings	X	X

Zero Coupon Securities

Shareholders should retain this Supplement for future reference.

SAI-IVVMIVVB-0126SUP

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